Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Non-current trade payables	$ 0	$ 0
Non-current other financial payables	272	256
Other non-current payables	110	165
Non-current deferred income	143	176
Non-current accruals	27	11
Non-current employee entitlements	0	0
Noncurrent Royalties And Mining Taxes	4	1
Non-current amounts owed to equity accounted units	167	156
Non-current government grants	71	76
Total	794	841
Current trade payables	2,855	3,180
Other Current Financial Payables	668	653
Other current payables	97	114
Current deferred income	200	234
Current accruals	1,305	1,229
Current employee entitlements	650	630
Current royalties and mining taxes	596	487
Current amounts owed to equity accounted units	104	67
Current government grants	5	6
Total	6,480	6,600
Trade payables	2,855	3,180
Other financial payables	940	909
Other payables	207	279
Deferred income	343	410
Accruals	1,332	1,240
Employee entitlements	650	630
Royalties And Mining Taxes	600	488
Amounts Owed To Equity Accounted Units	271	223
Government grants	76	82
Total	$ 7,274	$ 7,441